Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Feb. 27, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
AIG Commodity Strategy Fund | Class A
Prospectus:
Trading Symbol	SUNAX
AIG Commodity Strategy Fund | Class C
Prospectus:
Trading Symbol	SUNCX
AIG Commodity Strategy Fund | Class W
Prospectus:
Trading Symbol	SUNWX
AIG Focused Growth Fund | Class A
Prospectus:
Trading Symbol	FOCAX
AIG Focused Growth Fund | Class C
Prospectus:
Trading Symbol	FOCCX
AIG Focused Growth Fund | Class W
Prospectus:
Trading Symbol	FOCWX
AIG Focused Alpha Large-Cap Fund | Class A
Prospectus:
Trading Symbol	SFLAX
AIG Focused Alpha Large-Cap Fund | Class C
Prospectus:
Trading Symbol	SFLCX
AIG Focused Alpha Large-Cap Fund | Class W
Prospectus:
Trading Symbol	SFLWX
AIG Income Explorer Fund | Class A Shares
Prospectus:
Trading Symbol	IEAAX
AIG Income Explorer Fund | Class C Shares
Prospectus:
Trading Symbol	IEACX
AIG Income Explorer Fund | Class W Shares
Prospectus:
Trading Symbol	IEAWX
AIG Small-Cap Fund | A Shares
Prospectus:
Trading Symbol	SASAX
AIG Small-Cap Fund | C Shares
Prospectus:
Trading Symbol	SASCX
AIG Small-Cap Fund | W Shares
Prospectus:
Trading Symbol	SASWX
AIG ESG Dividend Fund | A Shares
Prospectus:
Trading Symbol	EDFAX
AIG ESG Dividend Fund | C Shares
Prospectus:
Trading Symbol	EDFCX
AIG ESG Dividend Fund | W Shares
Prospectus:
Trading Symbol	EDFWX